Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 24, 2025	Dec. 31, 2024
Assets
U.S. Treasury securities			$ 25,242	$ 69,908
Total assets measured at fair value	$ 103,228	$ 85,929		103,228		$ 9,439
Liabilities
SAFEs				0	$ 263,000	59,301
Second lien loan	10,872	11,346		10,872
Total liabilities measured at fair value	169,218	105,034		169,218		60,920
PIPE Warrants
Liabilities
Warrant liability, fair value	110,881	65,605		110,881	$ 86,400
NRA Warrants
Liabilities
Warrant liability, fair value				47,465
Redeemable convertible preferred stock warrants
Liabilities
Warrant liability, fair value						1,619
Level 1
Assets
Total assets measured at fair value	33,320	60,687		33,320		9,439
Liabilities
SAFEs						0
Second lien loan	0	0		0
Total liabilities measured at fair value	0	0		0		0
Level 1 | PIPE Warrants
Liabilities
Warrant liability, fair value	0	0		0
Level 1 | NRA Warrants
Liabilities
Warrant liability, fair value				0
Level 1 | Redeemable convertible preferred stock warrants
Liabilities
Warrant liability, fair value						0
Level 2
Assets
Total assets measured at fair value	69,908	25,242		69,908		0
Liabilities
SAFEs						0
Second lien loan	0	0		0
Total liabilities measured at fair value	0	0		0		0
Level 2 | PIPE Warrants
Liabilities
Warrant liability, fair value	0	0		0
Level 2 | NRA Warrants
Liabilities
Warrant liability, fair value				0
Level 2 | Redeemable convertible preferred stock warrants
Liabilities
Warrant liability, fair value						0
Level 3
Assets
Total assets measured at fair value	0	0		0		0
Liabilities
SAFEs						59,301
Second lien loan	10,872	11,346		10,872
Total liabilities measured at fair value	169,218	105,034		169,218		60,920
Level 3 | PIPE Warrants
Liabilities
Warrant liability, fair value	110,881	65,605		110,881
Level 3 | NRA Warrants
Liabilities
Warrant liability, fair value				47,465
Level 3 | Redeemable convertible preferred stock warrants
Liabilities
Warrant liability, fair value						1,619
Money market funds
Assets
Estimated Fair Value	33,320	60,687	60,687	33,320		9,439
Money market funds | Level 1
Assets
Estimated Fair Value	33,320	60,687		33,320		9,439
Money market funds | Level 2
Assets
Estimated Fair Value	0	0		0		0
Money market funds | Level 3
Assets
Estimated Fair Value	0	0		0		$ 0
U.S. Treasury securities
Assets
U.S. Treasury securities	69,908	25,242	$ 25,242	69,908
U.S. Treasury securities | Level 1
Assets
U.S. Treasury securities	0	0		0
U.S. Treasury securities | Level 2
Assets
U.S. Treasury securities	69,908	25,242		69,908
U.S. Treasury securities | Level 3
Assets
U.S. Treasury securities	$ 0	$ 0		$ 0